Material accounting policy information	12 Months Ended
Mar. 29, 2026
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Material accounting policy information	Material accounting policy information
(a)Basis of presentation
The consolidated financial statements are presented in Canadian dollars, the Company’s functional and presentation currency.
These consolidated financial statements have been prepared on the historical cost basis except for the following items, which are recorded at fair value:
•financial instruments, including derivative financial instruments, at fair value in other comprehensive income and through profit or loss as described in “Note 21. Financial instruments and fair values” and
•initial recognition of assets acquired and liabilities assumed in a business combination.
Certain comparative figures have been reclassified to conform with the current year presentation.
Management identified an immaterial reclassification to the annual statement of financial position as at March 30, 2025, and related note disclosures for comparative figures pertaining to sales taxes receivables presented in trade receivables, and sales taxes payables presented in accounts payable and accrued liabilities. Management reclassified $15.2m from accounts payable and accrued liabilities to trade receivables as at March 30, 2025. These reclassifications did not impact the annual statement of income, and earnings per share for the reporting period. Comparative figures have been appropriately reclassified in the annual statement of financial position as at March 30, 2025, and related note disclosures.
(b)Principles of consolidation
The consolidated financial statements include the accounts of Canada Goose Holdings Inc. and its subsidiaries. All intercompany transactions and balances have been eliminated.
(c)Foreign currency translation and transactions
The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. The assets and liabilities of subsidiaries whose functional currency is not the Canadian dollar are translated into the functional currency of the Company using the exchange rate at the reporting date. Revenues and expenses are translated at exchange rates prevailing at the transaction date. The resulting foreign exchange translation differences are recorded as a currency translation adjustment in other comprehensive income.
Foreign currency transactions are translated into the functional currency of each of the Company’s subsidiaries using the exchange rates prevailing at the date of the transactions or valuation when items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the changes at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of income in selling, general & administrative (“SG&A”) expenses, except when included in other comprehensive income for qualifying cash flow and net investment hedges.
    Functional currency of subsidiary
Each entity within the Company determines its functional currency based on the primary economic environment in which the entity operates. Once an entity's functional currency is determined, it is not changed unless there is a change to the underlying transactions, events, and conditions that determine the entity's primary economic environment.
(d)Revenue recognition
Revenue comprises DTC, Wholesale and Other segment revenues. Revenue is measured at the amount of consideration to which the Company expects to be entitled in exchange for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of sales tax, estimated returns, sales allowances, and discounts. The Company recognizes revenue when the Company has agreed terms with its customers, the contractual rights and payment terms have been identified, the contract has commercial substance, it is probable that consideration will be collected by the Company, and when control of the goods is transferred to the customer.
It is the Company’s policy to sell merchandise through the DTC channel with a limited right of return, typically within 30 days. Accumulated experience is used to estimate and provide for such returns.
(e)Non-controlling interest
Non-controlling interest is measured based on the proportionate share of the acquiree's identifiable net assets. Transactions with non-controlling interests are treated as transactions with equity owners of the Company. Changes in the Company's ownership interest are accounted for as equity transactions.
(f)Earnings per share
Basic earnings per share is calculated by dividing net income attributable to ordinary equity holders by the weighted average number of multiple and subordinate voting shares outstanding during the year.
Diluted earnings per share is calculated by dividing net income attributable to ordinary equity holders of the Company by the weighted average number of multiple and subordinate voting shares outstanding during the year plus the weighted average number of subordinate shares that would be issued on the exercise of stock options and settlement of restricted share units (“RSUs”) and performance share units (“PSUs”).
(g)Income taxes
Current and deferred income taxes are recognized in the statements of income, except when it relates to a business combination, or items recognized in equity or in other comprehensive income, for which income tax expense is recognized in equity or in other comprehensive income, respectively.
Current income tax
Current income tax is calculated using tax rates enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income, and any adjustment to income tax payable in respect of previous years.
Deferred income tax
Deferred income tax is recognized using the liability method for unused tax losses, unused tax benefits, and temporary differences at the reporting date between the income tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. However, deferred income tax is not recognized if it arises from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction, other than a business combination, where at the time of the transaction affects neither accounting nor taxable income. Deferred income tax is measured using enacted or substantively enacted income tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled.
A deferred tax asset is recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized.
Deferred income tax liabilities are provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
The Company has applied the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two rules in accordance with amendments to IAS 12 Income Taxes.
(h)Cash
Cash consists of cash and cash equivalents, including cash on hand, deposits in banks, and short-term deposits with maturities of less than three months. The Company uses the indirect method of reporting cash flows from operating activities.
(i)Trade receivables
Trade receivables, including credit card receivables, consist of amounts owing on product sales where we have extended credit to customers, and are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less expected credit loss and sales allowances. The allowance for expected credit losses is recorded against trade receivables and is based on historical experience.
(j)Inventories
Raw materials, work-in-process, and finished goods are valued at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of work-in-process and finished goods inventories include the cost of raw materials and an applicable share of the cost of labour and fixed and variable production overhead costs, including the depreciation of property, plant and equipment used in the production of finished goods, design costs, and other costs incurred to bring the inventories to their present location and condition.
The Company estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in selling prices due to seasonality, less estimated costs necessary to complete the sale.
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices. Inventory is adjusted to reflect estimated loss (“shrinkage”) incurred since the last inventory count. Shrinkage is based on historical experience. When circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in realizable value, the amount of the write-down previously recorded is reversed.
Storage costs, indirect administrative overhead and certain selling costs related to inventories are expensed in the period that these costs are incurred.
(k)Property, plant and equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and any accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset, including costs incurred to prepare the asset for its intended use and capitalized borrowing costs, when the recognition criteria are met. The commencement date for capitalization of costs occurs when the Company first incurs expenditures for the qualifying assets and undertakes the required activities to prepare the assets for their intended use.
Property, plant and equipment assets are depreciated on a straight-line basis over their estimated useful lives when the assets are available for use. When significant parts of a fixed asset have different useful lives, they are accounted for as separate components and depreciated separately. Depreciation methods and useful lives are reviewed annually and are adjusted for prospectively, if appropriate. Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment (except moulds)	10 years
Footwear moulds	5 years
Computer equipment	3 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Shop-in-shop fixtures	5 years
Furniture and fixtures	5 to 10 years
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statements of income when the asset is derecognized.
The cost of repairs and maintenance of property, plant and equipment is expensed as incurred and recognized in the statements of income.
Property, plant and equipment are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Impairment losses are recorded in the statements of income.
(l)Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of an intangible asset acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
Software	5 to 7 years
Intellectual property	1 to 8 years
Customer lists (Japan Joint Venture)	10 years
Customer lists (Paola Confectii SRL)	4 years
Distribution rights	5 to 10 years
In connection with the acquisition of the business of Paola Confectii SRL during fiscal 2024 (See “Note 5. Business combinations” for more details), identifiable intangible assets acquired consist of the customer list and brand.
Intangible assets with indefinite useful lives consists of the Canada Goose, Baffin, and Paola Confectii SRL brand names, as well as the Canada Goose and Baffin domain names, which were acquired as part of an acquisition and were recorded at their estimated fair value. The brand names and domain name are considered to have an indefinite life based on a history of revenue and cash flow performance, and the intent and ability of the Company to support the brand with spending to maintain its value for the foreseeable future. The brand names and domain name are tested at least annually for impairment, at the cash-generating unit (“CGU”) level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis.
Intangible assets with finite lives are amortized over the useful economic life on a straight-line basis. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statements of income over the asset’s estimated useful life.
An intangible asset is derecognized on disposal or when no future economic benefits are expected from its use. Gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are included in the statements of income when the asset is derecognized.
Intangible assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Any resulting impairment loss is recorded in the statements of income.
(m)Leases
The Company recognizes a right-of-use asset and a lease liability based on the present value of the future lease payments at the commencement date. The commencement date is when the lessor makes the leased asset available for use by the Company, typically the possession date. The discount rate used in the present value calculation for lease payments is the incremental borrowing rate, if the rate implicit in the lease is not readily determinable, for each leased asset or portfolio of leased assets with similar characteristics by reference to the Company’s creditworthiness, the security, term and value of the underlying leased asset, and the economic environment in which the leased asset operates. The lease term is determined as the non-cancellable periods of a lease, together with periods covered by a renewal option if the Company is reasonably certain to exercise that option and a termination option if the Company is reasonably certain not to exercise that option.
Leases of low-value assets and short-term leases are not included in the calculation of lease liabilities. These lease expenses are recognized in cost of sales or SG&A expenses on a straight-line or other systematic basis.
    Lease liabilities
Lease liabilities are measured at the present value of future lease payments, discounted using the Company’s incremental borrowing rates, and include the fixed payments, variable lease payments that depend on an index or a rate, less any lease incentives receivable. Subsequent to initial measurement, the Company measures lease liabilities at amortized cost using the effective interest rate method. Lease liabilities are remeasured when there are changes to the lease payments, lease term, assessment of an option to purchase the underlying asset, expected residual value guarantee, or future lease payments due to a change in the index or rate tied to the payment.
    Right-of-use assets
Right-of-use assets are measured at the initial amount of the lease liabilities, lease payments made at or before the commencement date less any lease incentives received, initial direct costs, if any, and decommissioning costs to restore the site to the condition required by the terms and conditions of the lease, and net of accumulated impairment losses. Subsequent to initial measurement, the Company applies the cost model to the right-of-use assets and measures the asset at cost less any accumulated depreciation, accumulated impairment losses in accordance with IAS 36, Impairment of Assets and any remeasurements of the lease liabilities. Assets are depreciated from the commencement date on a straight-line basis over the earlier of the end of the assets’ useful lives or the end of the lease terms.
Right-of-use assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Impairment losses are recorded in the statements of income.
(n)Goodwill
Goodwill represents the difference between the purchase price of an acquired business and the Company’s share of the net identifiable assets acquired and liabilities assumed and any contingent liabilities assumed. It is initially recorded at cost and subsequently measured at cost less any accumulated impairment losses.
For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to CGUs based on the lowest level within the entity in which the goodwill is monitored for internal management purposes. The allocation is made to the CGUs that are expected to benefit from the business combination in which the goodwill arose. Any potential impairment of goodwill is identified by comparing the recoverable amount of a CGU to its carrying value. An impairment loss is recognized if the carrying amount of CGU exceeds its recoverable amount. Any loss identified is first applied to reduce the carrying amount of goodwill allocated to the CGU, and then to reduce the carrying amounts of the remaining assets in the CGU on a pro-rata basis. The Company tests goodwill for impairment annually at the reporting date.
The recoverable amount of a CGU is the higher of the estimated fair value less costs of disposal or value-in-use (“VIU”) of the CGU. In assessing the recoverable amount, the estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The Company has determined that there are 12 CGUs, 11 for which goodwill contributes to the cash flows (March 30, 2025 - 12 CGUs, 11 for which goodwill contributed to the cash flows).
(o)Provisions
Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statements of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the statements of income.
The provision for warranty returns relates to the Company’s obligation for defective goods sold to customers that have yet to be returned for exchange or repair. Accruals for warranty returns are estimated on the basis of historical returns and are recorded so as to allocate them to the same period the corresponding revenue is recognized.
(p)Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•in the principal market for the asset or liability, or
•in the absence of a principal market, in the most advantageous market for the asset or liability.
The Company uses valuation techniques that it believes are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3: unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.
For the purpose of fair value disclosures, the Company determines classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
There was no change in the valuation techniques applied to financial instruments during all periods presented. The following table describes the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation Approach
Cash, trade receivables, accounts payable and accrued liabilities	The carrying amount approximates fair value due to the short term maturity of these instruments.
Derivatives (included in other current assets, other long-term assets, accounts payable and accrued liabilities or other long-term liabilities)
Specific valuation techniques used to value derivative financial instruments include:
- quoted market prices or dealer quotes for similar instruments;
- observable market information as well as valuations determined by external valuators with experience in the financial markets.

Revolving Facility, Term Loan, Mainland China Facilities, and Japan Facility
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.

Put option liability
The fair value is based on the present value of the amount expected to be paid to the non-controlling shareholder if the put option is exercised. Subsequent changes in the present value of the amount that could be required to be paid at each reporting date are recorded with the statements of income until the put option is exercised or expires.

Contingent consideration	The fair value of the applicable contingent consideration is determined based on the estimated financial outcome and the resulting expected contingent consideration to be paid, discounted using an appropriate rate. Subsequent changes in the fair value is recognized in the statements of income.
(q)Financial instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities classified at fair value through profit or loss) are added to, or deducted from, the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities classified at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets and financial liabilities are measured subsequently as described below.
i)Non-derivative financial assets
Non-derivative financial assets include cash and trade receivables which are measured at amortized cost. The Company initially recognizes receivables and deposits on the date that they are originated. The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.
ii)Non-derivative financial liabilities
Non-derivative financial liabilities include accounts payable, accrued liabilities, the Revolving Facility (as defined below), the Term Loan (as defined below), the Mainland China Facilities (as defined below), and the Japan Facility (as defined below). The Company initially recognizes debt instruments on the date that they are originated. All other financial liabilities are recognized initially on the trade date on which the Company becomes a party to the contractual provisions of the instrument. Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.
In respect of non-controlling interests, a financial liability is recognized for the put option based on the present value of the amount expected to be paid to the non-controlling shareholder if exercised. Subsequently, the put option liability is adjusted to reflect changes in the present value of the amount that could be required to be paid at each reporting date, with fluctuations being recorded within the statements of income, until it is exercised or expires. The put option is measured at fair value through profit or loss.
iii)Derivative financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The method of recognizing the resulting gain or loss depends on whether the derivative is designated and effective as a hedging instrument. When a derivative financial instrument, including an embedded derivative, is not designated and effective in a qualifying hedge relationship, all changes in its fair value are recognized immediately in the statements of income; attributable transaction costs are recognized in the statements of income as incurred. The Company does not use derivatives for trading or speculative purposes.
Embedded derivatives are separated from a host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related.
iv)Hedge accounting
The Company is exposed to the risk of currency fluctuations and has entered into currency derivative contracts to hedge its exposure on the basis of planned transactions. Where hedge accounting is applied, the criteria are documented at the inception of the hedge and updated at each reporting date. The Company documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedging transactions. The Company also documents its assessment, at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.
The fair value of a hedging derivative is classified as a current asset or liability when the maturity of the hedged item is less than 12 months, and as a non-current asset or liability when the maturity of the hedged item is more than 12 months.
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized, net of tax, in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the statements of income. Amounts accumulated in other comprehensive income are transferred to the statements of income in the periods when the hedged item affects net income. When a forecasted transaction that is hedged results in the recognition of a non-financial asset or liability, such as inventory, the amounts are included in the measurement of the cost of the related asset or liability. The deferred amounts are ultimately recognized in the statements of income.
Hedges of net investments are accounted for similarly to cash flow hedges, with unrealized gains and losses recognized, net of tax, in other comprehensive income. Amounts included in other comprehensive income are transferred to the statements of income in the period when the foreign operation is disposed of or sold.
(r)Share-based payments
Share-based payments are valued based on the grant date fair value of these awards and the Company records compensation expense over the corresponding service period. The fair value of the share-based payments is determined using acceptable valuation techniques.
The Company has issued stock options to purchase subordinate voting shares, RSUs, and PSUs under its equity incentive plans, prior to the public offering on March 21, 2017 (the “Legacy Plan”) and subsequently (the “Omnibus Plan”). All Legacy Plan options have fully vested or been cancelled prior to the year ended March 29, 2026. Under the terms of the Omnibus Plan, options are granted to certain executives of the Company with vesting, generally over four years, contingent upon meeting the service conditions of the Omnibus Plan. The compensation expense related to the options, RSUs, and PSUs is recognized ratably over the requisite service period, provided it is probable that the vesting conditions will be achieved and the occurrence of the exit event, if applicable, is probable.